Abacus Settlements LLC - RETIREMENT PLAN (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Defined Contribution Plan Disclosure [Line Items]
Percent of employees gross pay (as a percent)					4.00%
Abacus Settlements, LLC
Defined Contribution Plan Disclosure [Line Items]
Percent of employees gross pay (as a percent)			4.00%
Abacus Settlements, LLC | Deferred Profit Sharing
Defined Contribution Plan Disclosure [Line Items]
Discretionary contribution amount	$ 0	$ 0	$ 0	$ 0
Minimum Service Period required to participate in the plan			1 year